Operating Segments	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Operating Segments

Note 24: Operating Segments
We have three reportable operating segments: Community Banking; Wholesale Banking; and Wealth and Investment Management (WIM) (formerly Wealth, Brokerage and Retirement). We define our operating segments by product type and customer segment and their results are based on our management accounting process, for which there is no comprehensive, authoritative guidance equivalent to GAAP for financial accounting. The management accounting process measures the performance of the operating segments based on our management structure and is not necessarily comparable with similar information for other financial services companies. If the management structure and/or the allocation process changes, allocations, transfers and assignments may change. A number of business movements that impact operating segment reporting were implemented in 2015. We realigned our asset management business from Wholesale Banking to WIM; our reinsurance business from WIM to Wholesale Banking; and our strategic auto investment, business banking, and merchant payment services businesses from Community Banking to Wholesale Banking. Results for these operating segments were revised for prior periods to reflect the impact of these realignments.

Community Banking offers a complete line of diversified financial products and services to consumers and small businesses with annual sales generally up to $5 million in which the owner generally is the financial decision maker. Community Banking also offers investment management and other services to retail customers and securities brokerage through affiliates. These products and services include the Wells Fargo Advantage FundsSM, a family of mutual funds. Loan products include lines of credit, auto floor plan lines, equity lines and loans, equipment and transportation loans, education loans, origination and purchase of residential mortgage loans and servicing of mortgage loans and credit cards. Other credit products and financial services available to small businesses and their owners include equipment leases, real estate and other commercial financing, Small Business Administration financing, venture capital financing, cash management, payroll services, retirement plans, Health Savings Accounts, credit cards, and merchant payment processing. Community Banking also offers private label financing solutions for retail merchants across the United States and purchases retail installment contracts from auto dealers in the United States and Puerto Rico. Consumer and business deposit products include checking accounts, savings deposits, market rate accounts, Individual Retirement Accounts, time deposits, global remittance and debit cards.
Community Banking serves customers through a complete range of channels, including traditional banking stores, in-store banking centers, business centers, ATMs, Online and Mobile Banking, and Wells Fargo Customer Connection, a 24-hours a day, seven days a week telephone service.
The Community Banking segment also includes the results of our Corporate Treasury activities net of allocations in support of other segments and results of investments in our affiliated venture capital partnerships.

Wholesale Banking provides financial solutions to businesses across the United States with annual sales generally in excess of $5 million and to financial institutions globally. Wholesale Banking provides a complete line of business banking, commercial, corporate, capital markets, cash management and real estate banking products and services. These include traditional commercial loans and lines of credit, letters of credit, asset-based lending, equipment leasing, international trade facilities, trade financing, collection services, foreign exchange services, treasury management, merchant payment processing, institutional fixed-income sales, interest rate, commodity and equity risk management, online/electronic products such as the Commercial Electronic Office® (CEO®) portal, insurance, corporate trust fiduciary and agency services, and investment banking services. Wholesale Banking also supports the CRE market with products and services such as construction loans for commercial and residential development, land acquisition and development loans, secured and unsecured lines of credit, interim financing arrangements for completed structures, rehabilitation loans, affordable housing loans and letters of credit, permanent loans for securitization, CRE loan servicing and real estate and mortgage brokerage services.

Wealth and Investment Management (formerly Wealth, Brokerage and Retirement) provides a full range of personalized wealth management, investment and retirement products and services to clients across U.S. based businesses including Wells Fargo Advisors, The Private Bank, Abbot Downing, Wells Fargo Institutional Retirement and Trust, and Wells Fargo Asset Management. We deliver financial planning, private banking, credit, investment management and fiduciary services to high-net worth and ultra-high-net worth individuals and families. We also serve customers’ brokerage needs, supply retirement and trust services to institutional clients and provide investment management capabilities delivered to global institutional clients through separate accounts and the Wells Fargo Funds.

Other includes items not assigned to a specific business segment and elimination of certain items that are included in more than one business segment, substantially all of which represents products and services for Wealth and Investment Management customers served through Community Banking distribution channels.
Table 24.1: Operating Segments

(income/expense in millions, average balances in billions)	Community Banking	Wholesale Banking	Wealth and Investment Management	Other (1)	Consolidated Company
2015
Net interest income (2)	$29,242	$14,350	$3,478	$(1,769)	$45,301
Provision (reversal of provision) for credit losses	2,427	27	(25)	13	2,442
Noninterest income	20,099	11,554	12,299	(3,196)	40,756
Noninterest expense	26,981	14,116	12,067	(3,190)	49,974
Income (loss) before income tax expense (benefit)	19,933	11,761	3,735	(1,788)	33,641
Income tax expense (benefit)	6,202	3,424	1,420	(681)	10,365
Net income (loss) before noncontrolling interests	13,731	8,337	2,315	(1,107)	23,276
Less: Net income (loss) from noncontrolling interests	240	143	(1)	—	382
Net income (loss) (3)	$13,491	$8,194	$2,316	$(1,107)	$22,894
2014
Net interest income (2)	$27,999	$14,073	$3,032	$(1,577)	$43,527
Provision (reversal of provision) for credit losses	1,796	(382)	(50)	31	1,395
Noninterest income	20,159	11,325	12,237	(2,901)	40,820
Noninterest expense	26,290	13,831	11,993	(3,077)	49,037
Income (loss) before income tax expense (benefit)	20,072	11,949	3,326	(1,432)	33,915
Income tax expense (benefit)	6,049	3,540	1,262	(544)	10,307
Net income (loss) before noncontrolling interests	14,023	8,409	2,064	(888)	23,608
Less: Net income from noncontrolling interests	337	210	4	—	551
Net income (loss) (3)	$13,686	$8,199	$2,060	$(888)	$23,057
2013
Net interest income (2)	$27,123	$14,353	$2,797	$(1,473)	$42,800
Provision (reversal of provision) for credit losses	2,841	(521)	(16)	5	2,309
Noninterest income	20,556	11,494	11,533	(2,603)	40,980
Noninterest expense	27,090	13,077	11,486	(2,811)	48,842
Income (loss) before income tax expense (benefit)	17,748	13,291	2,860	(1,270)	32,629
Income tax expense (benefit)	5,442	4,364	1,082	(483)	10,405
Net income (loss) before noncontrolling interests	12,306	8,927	1,778	(787)	22,224
Less: Net income from noncontrolling interests	159	175	12	—	346
Net income (loss) (3)	$12,147	$8,752	$1,766	$(787)	$21,878
2015
Average loans	$475.9	397.3	60.1	(47.9)	885.4
Average assets	910.0	724.9	192.8	(84.8)	1,742.9
Average deposits	654.4	438.9	172.3	(71.5)	1,194.1
2014
Average loans	468.8	355.6	52.1	(42.1)	834.4
Average assets	853.2	636.5	186.1	(82.5)	1,593.3
Average deposits	614.3	404.0	163.5	(67.7)	1,114.1

(1)
Includes items not specific to a business segment and the elimination of certain items that are included in more than one business segment, substantially all of which represents products and services for Wealth and Investment Management customers served through Community Banking distribution channels.

(2)
Net interest income is the difference between interest earned on assets and the cost of liabilities to fund those assets. Interest earned includes actual interest earned on segment assets and, if the segment has excess liabilities, interest credits for providing funding to other segments. The cost of liabilities includes interest expense on segment liabilities and, if the segment does not have enough liabilities to fund its assets, a funding charge based on the cost of excess liabilities from another segment.

(3)	Represents segment net income (loss) for Community Banking; Wholesale Banking; and Wealth and Investment Management segments and Wells Fargo net income for the consolidated company.